Average Annual Total Returns - FS Long/Short Equity Fund	Apr. 30, 2021
Class I
Average Annual Return:
1 Year	(0.33%)
Since Inception	8.90%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	(1.00%)
Since Inception	4.99%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.57%)
Since Inception	5.39%
Class I | indexHFRXEquityHedgeFundIndex [Member]
Average Annual Return:
1 Year	4.60%
Since Inception	7.60%
Class A
Average Annual Return:
1 Year	(6.37%)
Since Inception	5.48%
Class A | indexHFRXEquityHedgeFundIndex [Member]
Average Annual Return:
1 Year	4.60%
Since Inception	7.60%